Shareholders' equity - Award Outstanding - Additional Information (Details)	12 Months Ended
	Jun. 30, 2026 shares $ / shares	Jun. 30, 2025 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of other equity instruments granted in share-based payment arrangement	586,750	606,356
DSU
Disclosure of range of exercise prices of outstanding share options [line items]
Number of other equity instruments granted in share-based payment arrangement	78,000	64,356
Share price (in dollars per shares) | $ / shares	$ 5.00	$ 6.06
PSU
Disclosure of range of exercise prices of outstanding share options [line items]
Number of other equity instruments granted in share-based payment arrangement	254,375	271,000
Share price (in dollars per shares) | $ / shares	$ 2.64	$ 6.68
RSU
Disclosure of range of exercise prices of outstanding share options [line items]
Number of other equity instruments granted in share-based payment arrangement	254,375	271,000
Share price (in dollars per shares) | $ / shares	$ 4.41	$ 5.65